1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Fair Value Measurements (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Fair Value Measurements

Fair Value Measurements

The Company’s consolidated statements of financial position include various financial instruments (primarily cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, payable to Boston Scientific, accrued interest payable, and notes payable) recorded at cost, which approximates their fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

  Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
  Level 2—Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.
  Level 3—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In connection with the acquisition of Prolieve, the Company owes additional purchase consideration of up to $2,500,000 (contingent consideration) based on the sales of Prolieve products after their acquisition. The contingent consideration is measured at fair value on a recurring basis using level 3 inputs, and the fair value is determined using unobservable inputs such as the discount rate. The change in the fair value of the contingent consideration of $83,189 and $154,137 and $280,296 for the years ended March 31, 2017, 2016 and 2015, respectively, is reflected as “loss from change in fair value of contingent consideration” in the accompanying consolidated statements of operations. See note 2.

The Company has no financial assets and liabilities measured at fair value on a non-recurring basis. The Company’s long-lived assets are measured at fair value on a non-recurring basis only when an impairment is deemed to occur.